Others - Summary of Gearing Ratios (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Others [Abstract]
Total debt	$ 22,202	$ 664,068	$ 748,725
Total capital	$ 24,806	$ 741,939	$ 640,451
Debt ratio	89.50%	89.50%	116.91%